Derivative Instruments	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

8. Derivative Instruments

The Company’s derivative instruments consist of interest rate swap agreements ("interest rate contracts"). The interest rate swaps mitigate the exposure to the variable-rate debt by effectively converting the floating-rate payments to fixed-rate payments. During the six months ended June 30, 2025 and 2024, the Company entered into forward starting interest rate swaps. The interest rate contracts are measured at fair value using a discounted cash flow methodology and not designated as a hedge for accounting purposes; as such, any fair value changes are recorded in “Other (expense) / income, net” in the unaudited condensed consolidated statement of comprehensive loss in the respective period of the change.

The following table summarized the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets and liabilities" in the unaudited condensed consolidated statements of financial position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value of asset / (liability) as at June 30, 2025	Fair value of asset as at December 31, 2024
Interest rate swap	2.1%	$185,896	USD-1 month SOFR	March 31, 2022	March 31, 2026	$2,467	$4,766
Forward starting interest rate swap	3.3%	$110,047	USD-1 month SOFR	March 31, 2026	December 31, 2027	$(218)	$736
Forward starting interest rate swap	3.6%	$101,000	USD-1 month SOFR	March 31, 2026	March 31, 2028	$(915)	$-

During the three months ended June 30, 2025 and 2024 the Company recognized a (loss) / gain of ($806) and $1,209, respectively, of which ($2,005) and ($1,209), respectively, is associated with remeasuring the derivative instrument to fair value at the end of the reporting period. The fair value remeasurement is netted by monthly cash receipts on the interest rate contracts for the three months ended June 30, 2025 and 2024 of $1,199 and $2,418, respectively.

During the six months ended June 30, 2025 and 2024 the Company recognized a (loss) / gain of ($1,657) and $4,410, respectively, of which ($4,168) and ($539), respectively, is associated with remeasuring the derivative instrument to fair value at the end of the reporting period. The fair value remeasurement is netted by monthly cash receipts on the interest rate contracts for the six months ended June 30, 2025 and 2024 of $2,511 and $4,949, respectively.

For further information regarding the fair value of the derivative instruments see discussion in Note 13 and 15.